Share Capital	12 Months Ended
Jun. 30, 2018
Share Capital, Reserves and Other Equity Interest [Abstract]
Share Capital
SHARE CAPITAL

ACCOUNTING POLICY
Ordinary shares are classified as equity, incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.
The cost of treasury shares is eliminated against the share capital balance.

AUTHORISED
1 200 000 000 ordinary shares with no par value (2017: 1 200 000 000 ordinary shares of 50 SA cents each).
ISSUED
500 251 751 ordinary shares with no par value (2017: 439 957 199 ordinary shares of 50 SA cents each). All issued shares are fully paid.

During the year, all issued and authorised shares with a par value of 50 SA cents each were converted into ordinary shares of no par value.
SHARE ISSUES
Harmony conducted a placement of new ordinary shares to qualifying investors to raise up to US$100.0 million, which represented approximately 15 per cent of the group’s existing issued ordinary share capital prior to the placement. The placement was conducted through an accelerated bookbuild. The net proceeds of the placement were to be used to pay down part of the outstanding bridge loan raised for the acquisition of the Moab Khotsong operations.

During June 2018, a total of 55 055 050 new ordinary shares were placed with existing and new institutional investors at a price of R19.12 per share, raising gross proceeds of US$82.7 million. Costs directly attributable to the issue of the shares amounted to US$3.7 million.

African Rainbow Minerals Limited (ARM) agreed to subscribe for an additional 11 032 623 shares at R19.12 a share to maintain its shareholding of 14.29% post the placement of shares, subject to Harmony shareholder approval. Refer to note 37 for details on events subsequent to year end.

An additional 5 239 502 (2017: 2 657 720) shares were issued relating to the exercise of share options by employees. Note 34 set out the details in respect of the share option scheme.
TREASURY SHARES
Included in the total of issued shares is an amount of 335 shares held by Lydenburg Exploration Limited, a wholly owned subsidiary of the company and 47 046 shares held by the Kalgold Share Trust. As the trust is controlled by the group, the shares are treated as treasury shares. The 28 507 shares held by the Tlhakanelo Trust as at 30 June 2017 were sold in August 2017.